Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Liabilities Measured At Fair Value on Recurring Basis	The following table provides information for liabilities measured at fair value on a recurring basis using Level 2 and Level 3 inputs:

	July 3, 2021			December 31, 2020
	Total	Level 2	Level 3	Total	Level 2	Level 3
Interest rate swap	$292	$292	$—	$1,602	$1,602	$—
Current portion of contingent consideration	13,220	—	13,220	—	—	—
Long-term contingent consideration, less current portion	30,421	—	30,421	—	—	—
Management incentive plan and liability-classified awards	—	—	—	40,303	—	40,303
Equity Participation Right	—	—	—	6,101	—	6,101

Total liabilities	$43,933	$292	$43,641	$48,006	$1,602	$46,404

Schedule of Fair Value Measurement Inputs and Valuation Techniques	After the initial valuation, the Company will use its best estimate to measure contingent consideration related to the Bioness Acquisition at each subsequent reporting period using the following unobservable Level 3 inputs:

	Valuation Technique	Unobservable inputs	Range
Bioness contingent consideration	Discounted cash flow	Payment discount rate	5.0% - 6.8%
		Payment period	2021 - 2025

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation of the beginning and ending balances for the MIP and liability-classified awards at fair value using significant unobservable inputs or Level 3:

Balance at December 31, 2020	$40,303
Change in fair value	(25,185)
Initial estimate (vesting)	829
Payments	(11,281)
Phantom plan conversion to Class A common stock	(4,666)

Balance at July 3, 2021	$—

The following table provides a reconciliation of the beginning and ending balances for the EPR Unit at fair value using significant unobservable inputs Level 3:

Balance at December 31, 2020	$6,101
Change in fair value	(2,774)
Payment	(3,327)

Balance at July 3, 2021	$—

Summary of range of key assumptions used within the valuation of the awards
The following table provides a reconciliation of the beginning and ending balances for the MIP and liability-classified awards at fair value using significant unobservable inputs or Level 3:

Balance at December 31, 2020	$40,303
Change in fair value	(25,185)
Initial estimate (vesting)	829
Payments	(11,281)
Phantom plan conversion to Class A common stock	(4,666)

Balance at July 3, 2021	$—

The following table provides a reconciliation of the beginning and ending balances for the EPR Unit at fair value using significant unobservable inputs Level 3:

Balance at December 31, 2020	$6,101
Change in fair value	(2,774)
Payment	(3,327)

Balance at July 3, 2021	$—

Bio Ventus LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Liabilities Measured At Fair Value on Recurring Basis	The following table provides information for liabilities measured at fair value on a recurring basis using Level 2 and Level 3 inputs.

	December 31, 2020			December 31, 2019
	Total	Level 2	Level 3	Level 3
Interest rate swap	$1,602	$1,602	$—	$—
Management incentive plan and liability-classified awards	40,303	—	40,303	40,802
Equity Participation Rights	6,101	—	6,101	5,457

Total liabilities	$48,006	$1,602	$46,404	$46,259

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation of the beginning and ending balances for the MIP and liability-classified awards at fair value using significant unobservable inputs or Level 3:

Balance at December 31, 2018	$33,063
Initial estimate (vesting)	5,464
Forfeitures	(1,013)
Change in fair value	6,290
Payment	(3,002)

Balance at December 31, 2019	40,802
Initial estimate (vesting)	4,734
Forfeitures	(1,298)
Change in fair value	6,641
Payment	(10,576)

Balance at December 31, 2020	$40,303

The following table provides a reconciliation of the beginning and ending balances for the EPR Unit at fair value using significant unobservable inputs Level 3:

Balance at December 31, 2018	$4,892
Change in fair value	565

Balance at December 31, 2019	5,457
Change in fair value	644

Balance at December 31, 2020	$6,101

Summary of range of key assumptions used within the valuation of the awards
The following table provides a reconciliation of the beginning and ending balances for the MIP and liability-classified awards at fair value using significant unobservable inputs or Level 3:

Balance at December 31, 2018	$33,063
Initial estimate (vesting)	5,464
Forfeitures	(1,013)
Change in fair value	6,290
Payment	(3,002)

Balance at December 31, 2019	40,802
Initial estimate (vesting)	4,734
Forfeitures	(1,298)
Change in fair value	6,641
Payment	(10,576)

Balance at December 31, 2020	$40,303

The following table provides a reconciliation of the beginning and ending balances for the EPR Unit at fair value using significant unobservable inputs Level 3:

Balance at December 31, 2018	$4,892
Change in fair value	565

Balance at December 31, 2019	5,457
Change in fair value	644

Balance at December 31, 2020	$6,101

Equity Participation Right Unit [Member] | Bio Ventus LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a range of key assumptions used within the valuation of the awards as of December 31, 2020:

Valuation technique	Unobservable inputs	Range	Weighted Average
Option pricing approach	Time to liquidity event	0.4	0.4
	Risk free rate	0.10%	0.10%
	Equality volatility	35.13% - 101.25%	50.0%
	Equity value	$1,065,000 - $1,240,000	$1,145,000
	Lack of marketability discount	7.0%	7.0%

Summary of range of key assumptions used within the valuation of the awards
The following table provides a range of key assumptions used within the valuation of the awards as of December 31, 2020:

Valuation technique	Unobservable inputs	Range	Weighted Average
Option pricing approach	Time to liquidity event	0.4	0.4
	Risk free rate	0.10%	0.10%
	Equality volatility	35.13% - 101.25%	50.0%
	Equity value	$1,065,000 - $1,240,000	$1,145,000
	Lack of marketability discount	7.0%	7.0%